Schedule of Investments (unaudited)
June 30, 2023
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.6%
Axon Enterprise, Inc.(a)	10,927	$ 2,132,076
Curtiss-Wright Corp.	15,568	2,859,219
Textron, Inc.	13,218	893,933
		5,885,228
Air Freight & Logistics — 0.4%
Hub Group, Inc., Class A(a)	17,304	1,389,857
Automobile Components — 1.4%
Adient PLC(a)	2,774	106,300
Cooper-Standard Holdings, Inc.(a)(b)	20,127	287,011
Dana, Inc.	9,221	156,757
Goodyear Tire & Rubber Co.(a)	13,136	179,701
Lear Corp.	25,186	3,615,450
Modine Manufacturing Co.(a)	7,535	248,806
Visteon Corp.(a)	3,353	481,524
		5,075,549
Automobiles — 0.0%
Winnebago Industries, Inc.	2,283	152,253
Banks — 4.2%
1st Source Corp.	2,460	103,148
Amalgamated Financial Corp.	34,546	555,845
Bank of Marin Bancorp	768	13,571
BankFinancial Corp.	7,002	57,276
Bar Harbor Bankshares	3,990	98,314
Capital City Bank Group, Inc.	3,421	104,819
Comerica, Inc.	34,228	1,449,898
Eagle Bancorp Montana, Inc.	1,922	25,428
East West Bancorp, Inc.	16,716	882,438
Enterprise Financial Services Corp.	10,741	419,973
FB Financial Corp.	8,128	227,990
First Bank	22,206	230,498
First Busey Corp.	2,793	56,139
First Business Financial Services, Inc.	1,787	52,699
First Foundation, Inc.	4,800	19,056
First Internet Bancorp	10,456	155,272
First Interstate BancSystem, Inc., Class A	6,578	156,820
First Merchants Corp.	1,394	39,353
First Northwest Bancorp	4,722	53,736
Hancock Whitney Corp.	32,359	1,241,938
Heartland Financial U.S.A., Inc.	36,553	1,018,732
Heritage Commerce Corp.	55,918	463,001
HomeTrust Bancshares, Inc.	7,182	150,032
Horizon Bancorp, Inc.	35,587	370,461
Independent Bank Corp.	72,914	1,236,621
Investar Holding Corp.	1,484	17,971
Lakeland Bancorp, Inc.	9,565	128,075
Mercantile Bank Corp.	5,299	146,358
Midland States Bancorp, Inc.	24,307	483,952
Northrim BanCorp, Inc.	1,525	59,978
OceanFirst Financial Corp.	75,739	1,183,043
Origin Bancorp, Inc.	2,402	70,379
Pinnacle Financial Partners, Inc.	41,881	2,372,559
Republic First Bancorp, Inc.(a)	87,118	78,406
Seacoast Banking Corp. of Florida	3,375	74,588
Shore Bancshares, Inc.	13,529	156,395
Southern First Bancshares, Inc.(a)	1,503	37,199
Summit Financial Group, Inc.	2,819	58,241
Towne Bank	1,817	42,227
Univest Financial Corp.	11,556	208,933
Washington Trust Bancorp, Inc.	5,276	141,450
Security	Shares	Value
Banks (continued)
WesBanco, Inc.	3,270	$ 83,745
Western New England Bancorp, Inc.	15,692	91,641
Zions Bancorp N.A.	36,155	971,123
		15,589,321
Beverages — 0.4%
MGP Ingredients, Inc.	677	71,951
Primo Water Corp.	124,609	1,562,597
		1,634,548
Biotechnology — 5.9%
ACELYRIN, Inc.(a)(b)	5,736	119,882
Agenus, Inc.(a)	39,015	62,424
Alector, Inc.(a)	47,323	284,411
Alkermes PLC(a)	7,947	248,741
Allakos, Inc.(a)	27,790	121,164
ALX Oncology Holdings, Inc.(a)	4,955	37,212
Applied Molecular Transport, Inc.(a)	16,205	4,181
Arcus Biosciences, Inc.(a)	14,057	285,498
Atara Biotherapeutics, Inc.(a)	17,940	28,883
Atreca, Inc., Class A(a)	39,408	38,620
Beam Therapeutics, Inc.(a)	3,131	99,973
Beyondspring, Inc.(a)	4,828	5,697
Black Diamond Therapeutics, Inc.(a)	18,150	91,658
Blueprint Medicines Corp.(a)	7,007	442,842
C4 Therapeutics, Inc.(a)	24,756	68,079
CareDx, Inc.(a)	27,779	236,122
Coherus Biosciences, Inc.(a)	111,923	477,911
CRISPR Therapeutics AG(a)	22,291	1,251,417
Denali Therapeutics, Inc.(a)	8,212	242,336
Editas Medicine, Inc.(a)	16,743	137,795
Emergent BioSolutions, Inc.(a)	28,920	212,562
Exact Sciences Corp.(a)	2,192	205,829
Exelixis, Inc.(a)	191,274	3,655,246
Fate Therapeutics, Inc.(a)	101,268	482,036
FibroGen, Inc.(a)	2,979	8,043
Foghorn Therapeutics, Inc.(a)(b)	5,601	39,431
Halozyme Therapeutics, Inc.(a)	56,158	2,025,619
Intercept Pharmaceuticals, Inc.(a)	5,370	59,392
Ironwood Pharmaceuticals, Inc., Class A(a)	10,004	106,443
Karyopharm Therapeutics, Inc.(a)	53,751	96,214
Kodiak Sciences, Inc.(a)	60,781	419,389
Kronos Bio, Inc.(a)	77,621	133,508
MacroGenics, Inc.(a)	10,102	54,046
Natera, Inc.(a)	19,098	929,309
Neurocrine Biosciences, Inc.(a)	22,934	2,162,676
NextCure, Inc.(a)	14,673	26,411
Nkarta, Inc.(a)	8,147	17,842
Olema Pharmaceuticals, Inc.(a)	33,440	301,963
Oncorus, Inc.(a)	2,294	93
Passage Bio, Inc.(a)	10,758	10,127
PMV Pharmaceuticals, Inc.(a)	36,039	225,604
Poseida Therapeutics, Inc.(a)	24,769	43,593
Precision BioSciences, Inc.(a)	19,743	10,385
PTC Therapeutics, Inc.(a)	8,797	357,774
Quince Therapeutics, Inc.(a)	8,421	12,674
Recursion Pharmaceuticals, Inc., Class A(a)	12,505	93,412
REGENXBIO, Inc.(a)	86,715	1,733,433
Relay Therapeutics, Inc.(a)(b)	11,172	140,320
Sangamo Therapeutics, Inc.(a)	71,734	93,254
SQZ Biotechnologies Co.(a)	1,031	278
Sutro Biopharma, Inc.(a)	20,383	94,781
Twist Bioscience Corp.(a)	54,791	1,121,024
Ultragenyx Pharmaceutical, Inc.(a)	28,182	1,300,036

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
uniQure NV(a)	4,572	$ 52,395
United Therapeutics Corp.(a)	3,935	868,651
Veracyte, Inc.(a)	12,050	306,914
Vericel Corp.(a)	307	11,534
Vincerx Pharma, Inc.(a)	5,068	6,588
Vir Biotechnology, Inc.(a)	7,120	174,654
		21,878,329
Broadline Retail — 0.8%
Dillard’s, Inc., Class A	3,338	1,089,123
Kohl’s Corp.	6,878	158,538
Macy’s, Inc.	31,608	507,308
Nordstrom, Inc.	49,658	1,016,499
		2,771,468
Building Products — 3.0%
A O Smith Corp.	43,253	3,147,953
Allegion PLC	22,496	2,699,970
Builders FirstSource, Inc.(a)	12,346	1,679,056
Caesarstone Ltd.	9,358	49,036
JELD-WEN Holding, Inc.(a)	2,724	47,779
Owens Corning	5,003	652,892
UFP Industries, Inc.	27,560	2,674,698
		10,951,384
Capital Markets — 2.8%
Carlyle Group, Inc.	67,758	2,164,868
Cboe Global Markets, Inc.	20,652	2,850,183
FactSet Research Systems, Inc.	1,552	621,809
Houlihan Lokey, Inc., Class A	19,523	1,919,306
Invesco Ltd.	100,202	1,684,396
MarketAxess Holdings, Inc.	505	132,017
Robinhood Markets, Inc., Class A(a)	56,729	566,155
Victory Capital Holdings, Inc., Class A	9,774	308,272
		10,247,006
Chemicals — 1.5%
Cabot Corp.	3,819	255,453
Ginkgo Bioworks Holdings, Inc., Class A(a)(b)	58,930	109,610
Hawkins, Inc.	2,469	117,747
Huntsman Corp.	85,080	2,298,861
Livent Corp.(a)	62,893	1,725,155
Quaker Chemical Corp.	2,007	391,164
Scotts Miracle-Gro Co.	7,167	449,299
		5,347,289
Commercial Services & Supplies — 0.1%
BrightView Holdings, Inc.(a)	23,147	166,195
Healthcare Services Group, Inc.	1,757	26,232
		192,427
Communications Equipment — 0.1%
Applied Optoelectronics, Inc.(a)(b)	8,398	50,052
Juniper Networks, Inc.	13,503	423,049
Viasat, Inc.(a)	1,518	62,633
		535,734
Construction & Engineering — 2.7%
AECOM	52,818	4,473,156
Comfort Systems U.S.A., Inc.	936	153,691
EMCOR Group, Inc.	11,497	2,124,416
Matrix Service Co.(a)	40,834	240,512
Valmont Industries, Inc.	10,033	2,920,105
		9,911,880
Consumer Finance — 1.1%
Enova International, Inc.(a)	20,443	1,085,932
Security	Shares	Value
Consumer Finance (continued)
EZCORP, Inc., Class A, NVS(a)	1,331	$ 11,154
LendingClub Corp.(a)	31,360	305,760
LendingTree, Inc.(a)	30,497	674,289
OneMain Holdings, Inc.	38,145	1,666,555
Oportun Financial Corp.(a)	20,000	119,400
Upstart Holdings, Inc.(a)	2,569	91,996
		3,955,086
Consumer Staples Distribution & Retail — 1.2%
BJ’s Wholesale Club Holdings, Inc.(a)	832	52,425
Casey’s General Stores, Inc.	18,006	4,391,303
		4,443,728
Containers & Packaging — 0.3%
Graphic Packaging Holding Co.	33,725	810,412
Greif, Inc., Class A, NVS	1,789	123,244
		933,656
Diversified Consumer Services — 0.3%
Laureate Education, Inc., Class A	36,674	443,389
Mister Car Wash, Inc.(a)	49,102	473,834
		917,223
Diversified REITs — 0.1%
American Assets Trust, Inc.	13,476	258,739
Diversified Telecommunication Services — 0.9%
Bandwidth, Inc., Class A(a)(b)	23,163	316,870
EchoStar Corp., Class A(a)	162,175	2,812,115
Lumen Technologies, Inc.	43,913	99,243
Ooma, Inc.(a)	16,690	249,849
		3,478,077
Electric Utilities — 0.8%
IDACORP, Inc.	801	82,182
PNM Resources, Inc.	3,301	148,875
Portland General Electric Co.	55,772	2,611,803
		2,842,860
Electrical Equipment — 1.5%
Atkore, Inc.(a)	28,420	4,431,815
nVent Electric PLC	10,227	528,429
Sunrun, Inc.(a)	39,128	698,826
		5,659,070
Electronic Equipment, Instruments & Components — 1.8%
Arrow Electronics, Inc.(a)	4,481	641,814
Flex Ltd.(a)	22,935	633,923
Insight Enterprises, Inc.(a)	6,058	886,528
Sanmina Corp.(a)	3,590	216,369
ScanSource, Inc.(a)	2,205	65,180
TD SYNNEX Corp.	42,857	4,028,558
		6,472,372
Energy Equipment & Services — 1.2%
Borr Drilling Ltd.(a)(b)	10,710	80,646
ChampionX Corp.	5,116	158,801
Helmerich & Payne, Inc.	24,481	867,851
Liberty Energy, Inc., Class A	56,847	760,044
Newpark Resources, Inc.(a)	33,788	176,711
Patterson-UTI Energy, Inc.	95,508	1,143,231
ProPetro Holding Corp.(a)	74,923	617,366
TechnipFMC PLC(a)	31,379	521,519
Transocean Ltd.(a)	25,490	178,685
		4,504,854
Entertainment — 0.2%
Endeavor Group Holdings, Inc., Class A(a)	5,158	123,379

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Entertainment (continued)
Lions Gate Entertainment Corp., Class A(a)(b)	13,636	$ 120,406
World Wrestling Entertainment, Inc., Class A	4,032	437,351
		681,136
Financial Services — 1.5%
Euronet Worldwide, Inc.(a)	3,762	441,546
Federal Agricultural Mortgage Corp., Class C, NVS	10,118	1,454,361
Jack Henry & Associates, Inc.	4,024	673,336
NMI Holdings, Inc., Class A(a)	3,272	84,483
Pagseguro Digital Ltd., Class A(a)	73,242	691,404
Paysafe Ltd.(a)	41,401	417,736
Repay Holdings Corp.(a)	34,502	270,151
StoneCo Ltd., Class A(a)	115,194	1,467,572
Toast, Inc., Class A(a)	8,294	187,196
		5,687,785
Food Products — 0.1%
Sovos Brands, Inc.(a)	12,531	245,106
Vital Farms, Inc.(a)	21,226	254,500
		499,606
Gas Utilities — 0.8%
New Jersey Resources Corp.	48,029	2,266,969
Spire, Inc.	10,787	684,327
		2,951,296
Ground Transportation — 0.4%
Covenant Logistics Group, Inc., Class A	6,563	287,656
Ryder System, Inc.	3,184	269,971
Saia, Inc.(a)	1,108	379,390
Schneider National, Inc., Class B	12,745	366,037
		1,303,054
Health Care Equipment & Supplies — 2.5%
Accuray, Inc.(a)	28,286	109,467
Eargo, Inc.(a)	8,990	44,321
Enovis Corp.(a)	37,615	2,411,874
Globus Medical, Inc., Class A(a)	10,621	632,374
Haemonetics Corp.(a)	454	38,654
Inari Medical, Inc.(a)	9,078	527,795
Merit Medical Systems, Inc.(a)	46,249	3,868,266
Nevro Corp.(a)	2,816	71,583
NuVasive, Inc.(a)	2,716	112,958
Omnicell, Inc.(a)	2,180	160,601
Penumbra, Inc.(a)	1,229	422,850
STAAR Surgical Co.(a)	9,776	513,924
Tactile Systems Technology, Inc.(a)	13,617	339,472
Varex Imaging Corp.(a)	5,862	138,167
		9,392,306
Health Care Providers & Services — 1.8%
Accolade, Inc.(a)	13,680	184,270
AMN Healthcare Services, Inc.(a)	705	76,930
Brookdale Senior Living, Inc.(a)	11,206	47,289
Ensign Group, Inc.	46,015	4,392,592
HealthEquity, Inc.(a)	3,631	229,261
Henry Schein, Inc.(a)	7,150	579,865
Privia Health Group, Inc.(a)(b)	20,185	527,030
Progyny, Inc.(a)	6,994	275,144
R1 RCM, Inc.(a)	14,052	259,259
		6,571,640
Health Care Technology — 1.0%
American Well Corp., Class A(a)	96,367	202,371
GoodRx Holdings, Inc., Class A(a)	6,968	38,463
Health Catalyst, Inc.(a)	27,473	343,413
Security	Shares	Value
Health Care Technology (continued)
NextGen Healthcare, Inc.(a)	3,797	$ 61,587
Tabula Rasa HealthCare, Inc.(a)	18,984	156,618
Teladoc Health, Inc.(a)	89,212	2,258,848
Veradigm, Inc.(a)	63,038	794,279
		3,855,579
Hotel & Resort REITs — 0.7%
Braemar Hotels & Resorts, Inc.	110,482	444,138
Park Hotels & Resorts, Inc.	165,793	2,125,466
		2,569,604
Hotels, Restaurants & Leisure — 4.0%
Bally’s Corp.(a)	16,814	261,626
Boyd Gaming Corp.	63,356	4,395,006
Cava Group, Inc.(a)	4,735	193,898
Choice Hotels International, Inc.	3,338	392,282
NEOGAMES SA(a)	849	22,176
Penn Entertainment, Inc.(a)	46,321	1,113,093
PlayAGS, Inc.(a)	7,155	40,426
Texas Roadhouse, Inc.	24,214	2,718,748
Wendy’s Co.	103,849	2,258,716
Wingstop, Inc.	13,626	2,727,380
Wyndham Hotels & Resorts, Inc.	9,484	650,318
		14,773,669
Household Durables — 1.6%
Century Communities, Inc.	1,030	78,919
GoPro, Inc., Class A(a)	55,339	229,103
Helen of Troy Ltd.(a)	2,870	310,017
Installed Building Products, Inc.	11,158	1,563,905
iRobot Corp.(a)	1,739	78,690
Taylor Morrison Home Corp., Class A(a)	31,441	1,533,378
Toll Brothers, Inc.	9,242	730,765
TopBuild Corp.(a)	5,273	1,402,724
Universal Electronics, Inc.(a)	4,833	46,493
		5,973,994
Household Products — 0.2%
Central Garden & Pet Co., Class A, NVS(a)	22,234	810,652
Independent Power and Renewable Electricity Producers — 0.6%
Brookfield Renewable Corp., Class A	48,407	1,525,789
Clearway Energy, Inc., Class A	20,684	558,468
		2,084,257
Industrial REITs — 1.0%
EastGroup Properties, Inc.	5,812	1,008,963
First Industrial Realty Trust, Inc.	32,318	1,701,219
Rexford Industrial Realty, Inc.	19,789	1,033,382
		3,743,564
Insurance — 4.3%
American Financial Group, Inc.	6,389	758,694
Assured Guaranty Ltd.	6,539	364,876
Brighthouse Financial, Inc.(a)	39,787	1,883,914
Crawford & Co., Class A, NVS	2,123	23,544
Everest Re Group Ltd.	5,429	1,855,958
Hanover Insurance Group, Inc.	4,010	453,250
Hippo Holdings, Inc.(a)	5,387	89,047
Investors Title Co.	154	22,484
Kinsale Capital Group, Inc.	6,460	2,417,332
Lemonade, Inc.(a)	7,923	133,503
Lincoln National Corp.	25,722	662,599
Oscar Health, Inc., Class A(a)	31,382	252,939
Reinsurance Group of America, Inc.	19,278	2,673,666

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Selective Insurance Group, Inc.	14,099	$ 1,352,799
Unum Group	60,872	2,903,594
		15,848,199
Interactive Media & Services — 1.5%
Bumble, Inc., Class A(a)	86,976	1,459,457
Eventbrite, Inc., Class A(a)	62,569	597,534
IAC, Inc.(a)	2,014	126,479
Outbrain, Inc.(a)	18,304	90,056
Shutterstock, Inc.	16,510	803,542
Yelp, Inc.(a)	58,934	2,145,787
Ziff Davis, Inc.(a)	6,788	475,567
		5,698,422
IT Services — 0.3%
Fastly, Inc., Class A(a)	17,525	276,369
Kyndryl Holdings, Inc.(a)	28,612	379,967
Unisys Corp.(a)	13,123	52,230
Wix.com Ltd.(a)	5,745	449,489
		1,158,055
Leisure Products — 1.0%
Brunswick Corp.	16,879	1,462,397
Topgolf Callaway Brands Corp.(a)	111,098	2,205,295
		3,667,692
Life Sciences Tools & Services — 0.7%
Bruker Corp.	20,101	1,485,866
Medpace Holdings, Inc.(a)	686	164,757
NanoString Technologies, Inc.(a)	10,064	40,759
Personalis, Inc.(a)	157,443	295,993
PhenomeX, Inc.(a)	23,415	11,473
QIAGEN NV(a)	12,756	574,403
Seer, Inc., Class A(a)	33,983	145,107
Singular Genomics Systems, Inc.(a)	13,189	10,947
		2,729,305
Machinery — 4.3%
AGCO Corp.	7,720	1,014,562
Astec Industries, Inc.	1,359	61,753
Graco, Inc.	51,906	4,482,083
Manitowoc Co., Inc.(a)	6,100	114,863
Mueller Industries, Inc.	6,120	534,153
Oshkosh Corp.	25,264	2,187,610
Snap-on, Inc.	17,867	5,149,091
Timken Co.	22,224	2,034,163
Trinity Industries, Inc.	16,383	421,207
		15,999,485
Marine Transportation — 0.1%
Matson, Inc.	5,657	439,719
Media — 0.4%
Cardlytics, Inc.(a)	51,955	328,356
comScore, Inc.(a)	13,276	10,754
DISH Network Corp., Class A(a)	23,133	152,446
Gray Television, Inc.	24,755	195,069
iHeartMedia, Inc., Class A(a)	23,637	86,039
PubMatic, Inc., Class A(a)	17,250	315,330
Sinclair, Inc.	8,022	110,864
TEGNA, Inc.	14,547	236,243
		1,435,101
Metals & Mining — 2.6%
Reliance Steel & Aluminum Co.	13,215	3,589,062
Royal Gold, Inc.	15,934	1,828,904
Schnitzer Steel Industries, Inc., Class A	1,025	30,740
Security	Shares	Value
Metals & Mining (continued)
Steel Dynamics, Inc.	12,579	$ 1,370,230
United States Steel Corp.	108,686	2,718,237
		9,537,173
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Great Ajax Corp.	32,111	196,840
Multi-Utilities — 0.0%
Black Hills Corp.	1,894	114,132
Office REITs — 0.5%
Brandywine Realty Trust	10,842	50,415
Corporate Office Properties Trust	2,074	49,257
Hudson Pacific Properties, Inc.	76,243	321,745
Kilroy Realty Corp.	35,495	1,068,045
Paramount Group, Inc.	37,748	167,224
		1,656,686
Oil, Gas & Consumable Fuels — 3.1%
Ardmore Shipping Corp.	24,743	305,576
Callon Petroleum Co.(a)	4,311	151,187
Chesapeake Energy Corp.	2,320	194,138
CVR Energy, Inc.	2,518	75,439
EOG Resources, Inc.	12,502	1,430,729
Magnolia Oil & Gas Corp., Class A	177,272	3,704,985
Murphy Oil Corp.	11,615	444,854
Ovintiv, Inc.	33,726	1,283,949
PDC Energy, Inc.	22,956	1,633,090
SM Energy Co.	6,631	209,738
Targa Resources Corp.	2,696	205,166
Texas Pacific Land Corp.	975	1,283,587
World Kinect Corp.	32,315	668,274
		11,590,712
Passenger Airlines — 0.4%
Alaska Air Group, Inc.(a)	19,178	1,019,886
Copa Holdings SA, Class A, NVS	2,513	277,887
JetBlue Airways Corp.(a)	26,367	233,612
		1,531,385
Personal Care Products — 0.2%
elf Beauty, Inc.(a)	7,217	824,398
Nature’s Sunshine Products, Inc.(a)	3,272	44,663
		869,061
Pharmaceuticals — 1.0%
Corcept Therapeutics, Inc.(a)	11,503	255,942
Elanco Animal Health, Inc.(a)	28,722	288,943
Harmony Biosciences Holdings, Inc.(a)	7,078	249,075
Jazz Pharmaceuticals PLC(a)	16,347	2,026,538
Nektar Therapeutics(a)	186,076	107,031
NGM Biopharmaceuticals, Inc.(a)	34,488	89,324
Perrigo Co. PLC	12,860	436,597
Prestige Consumer Healthcare, Inc.(a)	3,136	186,372
Scilex Holding Co. (Acquired 01/09/23, Cost $175,001), NVS(a)(c)	3,339	18,275
Tricida, Inc.(a)	33,473	—
		3,658,097
Professional Services — 3.6%
ExlService Holdings, Inc.(a)	19,937	3,011,683
Genpact Ltd.	44,066	1,655,560
Insperity, Inc.	34,168	4,064,625
KBR, Inc.	55,098	3,584,676
Kelly Services, Inc., Class A, NVS	14,101	248,319
Kforce, Inc.	4,778	299,390

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services (continued)
Mistras Group, Inc.(a)	18,553	$ 143,229
TaskUS, Inc., Class A(a)	19,282	218,272
		13,225,754
Real Estate Management & Development — 0.7%
Anywhere Real Estate, Inc.(a)	28,270	188,844
Compass, Inc., Class A(a)	15,693	54,925
eXp World Holdings, Inc.	5,682	115,231
Opendoor Technologies, Inc.(a)	29,093	116,954
Zillow Group, Inc., Class A(a)	3,715	182,778
Zillow Group, Inc., Class C, NVS(a)	41,536	2,087,599
		2,746,331
Residential REITs — 1.6%
Clipper Realty, Inc.	18	102
Equity LifeStyle Properties, Inc.	53,703	3,592,194
Independence Realty Trust, Inc.	134,732	2,454,817
		6,047,113
Retail REITs — 2.2%
Agree Realty Corp.	2,722	177,992
Brixmor Property Group, Inc.	165,562	3,642,364
Kimco Realty Corp.	38,484	758,904
Regency Centers Corp.	57,539	3,554,184
		8,133,444
Semiconductors & Semiconductor Equipment — 3.1%
Allegro MicroSystems, Inc.(a)	3,307	149,278
Amkor Technology, Inc.	20,170	600,058
Cirrus Logic, Inc.(a)	17,642	1,429,178
Lattice Semiconductor Corp.(a)	52,359	5,030,129
MaxLinear, Inc.(a)	46,649	1,472,243
Photronics, Inc.(a)	3,208	82,734
Power Integrations, Inc.	24,667	2,335,225
Semtech Corp.(a)	3,379	86,029
Silicon Laboratories, Inc.(a)(b)	1,058	166,889
		11,351,763
Software — 7.0%
8x8, Inc.(a)	110,331	466,700
ACI Worldwide, Inc.(a)	24,732	573,041
Appfolio, Inc., Class A(a)	498	85,726
Box, Inc., Class A(a)(b)	20,356	598,059
Domo, Inc., Class B(a)	41,683	611,073
Dropbox, Inc., Class A(a)	58,905	1,570,996
EngageSmart, Inc.(a)	2,998	57,232
Everbridge, Inc.(a)	6,246	168,017
Expensify, Inc., Class A(a)	23,505	187,570
Fair Isaac Corp.(a)	2,560	2,071,578
Guidewire Software, Inc.(a)	8,866	674,525
LivePerson, Inc.(a)	88,896	401,810
Manhattan Associates, Inc.(a)	24,476	4,892,263
PagerDuty, Inc.(a)	9,759	219,382
PROS Holdings, Inc.(a)	5,393	166,104
Q2 Holdings, Inc.(a)	70,967	2,192,880
Qualys, Inc.(a)	18,062	2,333,069
Rapid7, Inc.(a)	19,786	895,910
RingCentral, Inc., Class A(a)	45,477	1,488,462
SEMrush Holdings, Inc., Class A(a)	25,126	240,456
Sprout Social, Inc., Class A(a)	1,071	49,437
Teradata Corp.(a)	68,259	3,645,713
UiPath, Inc., Class A(a)	59,412	984,457
Upland Software, Inc.(a)	68,889	248,001
Varonis Systems, Inc.(a)	14,689	391,462
Security	Shares	Value
Software (continued)
Workiva, Inc., Class A(a)	931	$ 94,646
Zuora, Inc., Class A(a)	30,491	334,486
		25,643,055
Specialized REITs — 1.0%
CubeSmart	83,184	3,714,998
Life Storage, Inc.	499	66,347
		3,781,345
Specialty Retail — 3.9%
1-800-Flowers.com, Inc., Class A(a)	4,546	35,459
Aaron’s Co., Inc.	12,549	177,443
Asbury Automotive Group, Inc.(a)	2,768	665,482
AutoNation, Inc.(a)	1,804	296,956
Chico’s FAS, Inc.(a)	47,962	256,597
Conn’s, Inc.(a)	34,347	127,084
Dick’s Sporting Goods, Inc.	8,303	1,097,573
Five Below, Inc.(a)(b)	12,911	2,537,528
Gap, Inc.	232,704	2,078,047
Group 1 Automotive, Inc.	1,231	317,721
LL Flooring Holdings, Inc.(a)	3,229	12,367
Murphy U.S.A., Inc.	7,670	2,386,214
Petco Health & Wellness Co., Inc.(a)	111,433	991,754
Revolve Group, Inc.(a)(b)	30,870	506,268
Savers Value Village, Inc.(a)	6,090	144,333
Shift Technologies, Inc., Class A(a)(b)	2,679	5,813
Stitch Fix, Inc., Class A(a)	111,802	430,438
Urban Outfitters, Inc.(a)	39,714	1,315,725
Wayfair, Inc., Class A(a)	11,483	746,510
Williams-Sonoma, Inc.	2,865	358,526
		14,487,838
Technology Hardware, Storage & Peripherals — 0.7%
Pure Storage, Inc., Class A(a)	9,324	343,309
Super Micro Computer, Inc.(a)	8,203	2,044,598
		2,387,907
Textiles, Apparel & Luxury Goods — 0.9%
Crocs, Inc.(a)	14,574	1,638,701
Ralph Lauren Corp., Class A	11,143	1,373,932
Skechers U.S.A., Inc., Class A(a)	4,369	230,071
		3,242,704
Trading Companies & Distributors — 2.7%
Applied Industrial Technologies, Inc.	1,462	211,741
Boise Cascade Co.	398	35,959
GATX Corp.	33,731	4,342,529
H&E Equipment Services, Inc.	1,096	50,142
Herc Holdings, Inc.	7,490	1,025,007
MRC Global, Inc.(a)	11,363	114,425
Rush Enterprises, Inc., Class A	38,286	2,325,492
Titan Machinery, Inc.(a)	2,146	63,307
Watsco, Inc.	4,982	1,900,484
		10,069,086
Wireless Telecommunication Services — 0.5%
Telephone & Data Systems, Inc.	6,684	55,009
United States Cellular Corp.(a)	90,742	1,599,782
		1,654,791
Total Common Stocks — 98.9% (Cost: $351,253,103)		364,827,275

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Rights
Consumer Staples Distribution & Retail — 0.0%
Akouos, Inc., CVR(a)	2,192	$ 1,732
Total Rights — 0.0% (Cost: $ —)		1,732
Total Long-Term Investments — 98.9% (Cost: $351,253,103)		364,829,007
Short-Term Securities
Money Market Funds — 2.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.98%(d)(e)	3,723,142	3,723,142
SL Liquidity Series, LLC, Money Market Series, 5.28%(d)(e)(f)	4,019,002	4,019,002
Total Short-Term Securities — 2.1% (Cost: $7,740,839)		7,742,144
Total Investments — 101.0% (Cost: $358,993,942)		372,571,151
Liabilities in Excess of Other Assets — (1.0)%		(3,798,583)
Net Assets — 100.0%		$ 368,772,568
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $18,275, representing 0.0% of its net assets as of period end, and an original cost of $175,001.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 4,165,825	$ —	$ (442,683)(a)	$ —	$ —	$ 3,723,142	3,723,142	$ 48,602	$ —
SL Liquidity Series, LLC, Money Market Series	4,426,834	—	(407,817)(a)	(11)	(4)	4,019,002	4,019,002	25,955(b)	—
				$ (11)	$ (4)	$ 7,742,144		$ 74,557	$ —
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BlackRock Advantage SMID Cap Fund, Inc.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	18	09/15/23	$ 4,039	$ 122,775
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 5,885,228	$ —	$ —	$ 5,885,228
Air Freight & Logistics	1,389,857	—	—	1,389,857
Automobile Components	5,075,549	—	—	5,075,549
Automobiles	152,253	—	—	152,253
Banks	15,589,321	—	—	15,589,321
Beverages	1,634,548	—	—	1,634,548
Biotechnology	21,878,329	—	—	21,878,329
Broadline Retail	2,771,468	—	—	2,771,468
Building Products	10,951,384	—	—	10,951,384
Capital Markets	10,247,006	—	—	10,247,006
Chemicals	5,347,289	—	—	5,347,289
Commercial Services & Supplies	192,427	—	—	192,427
Communications Equipment	535,734	—	—	535,734
Construction & Engineering	9,911,880	—	—	9,911,880
Consumer Finance	3,955,086	—	—	3,955,086
Consumer Staples Distribution & Retail	4,443,728	—	—	4,443,728
Containers & Packaging	933,656	—	—	933,656
Diversified Consumer Services	917,223	—	—	917,223
Diversified REITs	258,739	—	—	258,739

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BlackRock Advantage SMID Cap Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Diversified Telecommunication Services	$ 3,478,077	$ —	$ —	$ 3,478,077
Electric Utilities	2,842,860	—	—	2,842,860
Electrical Equipment	5,659,070	—	—	5,659,070
Electronic Equipment, Instruments & Components	6,472,372	—	—	6,472,372
Energy Equipment & Services	4,504,854	—	—	4,504,854
Entertainment	681,136	—	—	681,136
Financial Services	5,687,785	—	—	5,687,785
Food Products	499,606	—	—	499,606
Gas Utilities	2,951,296	—	—	2,951,296
Ground Transportation	1,303,054	—	—	1,303,054
Health Care Equipment & Supplies	9,392,306	—	—	9,392,306
Health Care Providers & Services	6,571,640	—	—	6,571,640
Health Care Technology	3,855,579	—	—	3,855,579
Hotel & Resort REITs	2,569,604	—	—	2,569,604
Hotels, Restaurants & Leisure	14,773,669	—	—	14,773,669
Household Durables	5,973,994	—	—	5,973,994
Household Products	810,652	—	—	810,652
Independent Power and Renewable Electricity Producers	2,084,257	—	—	2,084,257
Industrial REITs	3,743,564	—	—	3,743,564
Insurance	15,848,199	—	—	15,848,199
Interactive Media & Services	5,698,422	—	—	5,698,422
IT Services	1,158,055	—	—	1,158,055
Leisure Products	3,667,692	—	—	3,667,692
Life Sciences Tools & Services	2,729,305	—	—	2,729,305
Machinery	15,999,485	—	—	15,999,485
Marine Transportation	439,719	—	—	439,719
Media	1,435,101	—	—	1,435,101
Metals & Mining	9,537,173	—	—	9,537,173
Mortgage Real Estate Investment Trusts (REITs)	196,840	—	—	196,840
Multi-Utilities	114,132	—	—	114,132
Office REITs	1,656,686	—	—	1,656,686
Oil, Gas & Consumable Fuels	11,590,712	—	—	11,590,712
Passenger Airlines	1,531,385	—	—	1,531,385
Personal Care Products	869,061	—	—	869,061
Pharmaceuticals	3,639,822	18,275	—	3,658,097
Professional Services	13,225,754	—	—	13,225,754
Real Estate Management & Development	2,746,331	—	—	2,746,331
Residential REITs	6,047,113	—	—	6,047,113
Retail REITs	8,133,444	—	—	8,133,444
Semiconductors & Semiconductor Equipment	11,351,763	—	—	11,351,763
Software	25,643,055	—	—	25,643,055
Specialized REITs	3,781,345	—	—	3,781,345
Specialty Retail	14,487,838	—	—	14,487,838
Technology Hardware, Storage & Peripherals	2,387,907	—	—	2,387,907
Textiles, Apparel & Luxury Goods	3,242,704	—	—	3,242,704
Trading Companies & Distributors	10,069,086	—	—	10,069,086
Wireless Telecommunication Services	1,654,791	—	—	1,654,791
Rights	—	1,732	—	1,732
Short-Term Securities
Money Market Funds	3,723,142	—	—	3,723,142
	$ 368,532,142	$ 20,007	$ —	368,552,149
Investments valued at NAV(a)				4,019,002
				$ 372,571,151
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 122,775	$ —	$ —	$ 122,775
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BlackRock Advantage SMID Cap Fund, Inc.
Portfolio Abbreviation
CVR	Contingent Value Rights
NVS	Non-Voting Shares
S&P	Standard & Poor’s